Note 18 - Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Operating Leases

2013	$2,507
2014	1,489
2015	856
2016	76

Total minimum lease payments	$4,928

Long-term Purchase Commitment [Table Text Block]
Year

2013	$2,091
2014	407

Total	$2,498